Stock Based Compensation - Stock option activity (Details) - Stock options - $ / shares	1 Months Ended				11 Months Ended	12 Months Ended
	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	May 31, 2016	Dec. 12, 2018	Dec. 31, 2017
Shares
Outstanding at the beginning of the period (in shares)					1,332,632
Granted (in shares)	80,833	80,833	20,000	1,243,299	76,559
Outstanding at the end of the period (in shares)					1,409,191	1,332,632
Exercisable at the end of the period (in shares)					1,362,969
Vested or expected to vest at the end of the period (in shares)				9,800	1,409,191
Weighted-Average Exercise Price (actual per share price)
Outstanding at the beginning of the period (in dollars per share)					$ 2.25
Granted (in dollars per share)	$ 2.25	$ 2.25	$ 2.25	$ 2.25	1.00
Outstanding at the end of the period (in dollars per share)					2.18	$ 2.25
Exercisable at the end of the period (in dollars per share)					2.18
Vested or expected to vest at the end of the period (in dollars per share)					$ 2.18
Weighted-Average Remaining Contractual Term
Outstanding					7 years 6 months	8 years 6 months
Granted					7 years 6 months
Exercisable at the end of the period					7 years 6 months
Vested or expected to vest at the end of the period					7 years 6 months